Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 15, 2016	Aug. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Aug. 12, 2015
Subsequent Event [Line Items]
Common unit purchase program scheduled expiration date			Aug. 31, 2016
Common unit purchase program expiration date			Aug. 31, 2017
Maximum [Member]
Subsequent Event [Line Items]
Partnership authorized to repurchase common units						666,667
General Partner authorized to repurchase common units						333,333
Common Units [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units Purchased				180,906
Partners capital account weighted average purchase price					$ 12.71
Common Units [Member] | KNOT [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units Purchased			0		180,906
Common Units [Member] | General Partner [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units Purchased			0		90,368
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distribution paid, date paid	Aug. 15, 2016
Cash distribution paid, per unit	$ 0.52
Cash distribution paid, aggregate	$ 15.1
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Partnership authorized to repurchase common units		485,761
General Partner authorized to repurchase common units		242,965
Subsequent Event [Member] | Common Units [Member]
Subsequent Event [Line Items]
Partners capital account weighted average purchase price		$ 12.71
Subsequent Event [Member] | Common Units [Member] | KNOT [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units Purchased		180,906
Subsequent Event [Member] | Common Units [Member] | General Partner [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units Purchased		90,368